INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2019	Mar. 31, 2018
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	23	39
Series 15 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	9
Series 16 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	12
Series 17 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	4
Series 18 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	11
Series 19 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	3